Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date		rr_ProspectusDate	Feb. 01, 2015
Supplement [Text Block]		lmgamt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED AUGUST 7, 2015

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION OF

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND,

EACH DATED FEBRUARY 1, 2015

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” in order to disclose a lower expense limitation for Class A, A2, C, FI, R, I and IS shares of the fund, which took effect as of August 3, 2015. The expense limitation relating to Class R1 shares of the fund remains unchanged.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	5.75	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	None[2]	None[2]	1.00	None	None	None	None	None
Small account fee[3]	$15	$15	$15	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75
Distribution and/or service (12b-1) fees	0.25	0.25	1.00	0.25	0.50	1.00	None	None
Other expenses[4]	0.37	0.60	0.39	0.27[5]	0.26	0.27[5]	0.25	0.06[6]
Total annual fund operating expenses[7]	1.37	1.60	2.14	1.27	1.51	2.02	1.00	0.81
Fees waived and/or expenses reimbursed[8]	(0.21)	(0.24)	(0.23)	(0.11)	(0.10)	—	(0.19)	(0.10)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.16	1.36	1.91	1.16	1.41	2.02	0.81	0.71

[1]	Maximum deferred sales charge (load) may be reduced over time.

[2]
You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[3]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[4]	“Other expenses” have been restated to reflect current fees.

[5]	“Other expenses” for Class FI and R1 shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.

[6]	“Other expenses” for Class IS shares have been restated to exclude fees recaptured pursuant to the fund’s expense limitation arrangements.

[7]
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights contained in this Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[8]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.15%, 1.35%, 1.90%, 1.15%, 1.40%, 2.05%, 0.80% and 0.70% for Class A, A2, C, FI, R, R1, I and IS shares, respectively, subject to recapture as described below. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for each class as a result of acquired fund fees and expenses. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ (“Board”) consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limits described above. For the year ended September 30, 2014, amount recaptured totaled 0.01% for Class IS shares and this amount is excluded from other expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	686	964	1,263	2,109
Class A2 (with or without redemption at end of period)	706	1,029	1,375	2,348
Class C (with redemption at end of period)	294	648	1,129	2,455
Class C (without redemption at end of period)	194	648	1,129	2,455
Class FI (with or without redemption at end of period)	118	391	686	1,524
Class R (with or without redemption at end of period)	144	468	814	1,793
Class R1 (with or without redemption at end of period)	205	633	1,088	2,348
Class I (with or without redemption at end of period)	83	300	535	1,207
Class IS (with or without redemption at end of period)	73	249	441	994

Legg Mason BW Diversified Large Cap Value Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		lmgamt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED AUGUST 7, 2015

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION OF

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND,

EACH DATED FEBRUARY 1, 2015

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” in order to disclose a lower expense limitation for Class A, A2, C, FI, R, I and IS shares of the fund, which took effect as of August 3, 2015. The expense limitation relating to Class R1 shares of the fund remains unchanged.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	5.75	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	None[2]	None[2]	1.00	None	None	None	None	None
Small account fee[3]	$15	$15	$15	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75
Distribution and/or service (12b-1) fees	0.25	0.25	1.00	0.25	0.50	1.00	None	None
Other expenses[4]	0.37	0.60	0.39	0.27[5]	0.26	0.27[5]	0.25	0.06[6]
Total annual fund operating expenses[7]	1.37	1.60	2.14	1.27	1.51	2.02	1.00	0.81
Fees waived and/or expenses reimbursed[8]	(0.21)	(0.24)	(0.23)	(0.11)	(0.10)	—	(0.19)	(0.10)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.16	1.36	1.91	1.16	1.41	2.02	0.81	0.71

[1]	Maximum deferred sales charge (load) may be reduced over time.

[2]
You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[3]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[4]	“Other expenses” have been restated to reflect current fees.

[5]	“Other expenses” for Class FI and R1 shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.

[6]	“Other expenses” for Class IS shares have been restated to exclude fees recaptured pursuant to the fund’s expense limitation arrangements.

[7]
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights contained in this Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[8]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.15%, 1.35%, 1.90%, 1.15%, 1.40%, 2.05%, 0.80% and 0.70% for Class A, A2, C, FI, R, R1, I and IS shares, respectively, subject to recapture as described below. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for each class as a result of acquired fund fees and expenses. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ (“Board”) consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limits described above. For the year ended September 30, 2014, amount recaptured totaled 0.01% for Class IS shares and this amount is excluded from other expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	686	964	1,263	2,109
Class A2 (with or without redemption at end of period)	706	1,029	1,375	2,348
Class C (with redemption at end of period)	294	648	1,129	2,455
Class C (without redemption at end of period)	194	648	1,129	2,455
Class FI (with or without redemption at end of period)	118	391	686	1,524
Class R (with or without redemption at end of period)	144	468	814	1,793
Class R1 (with or without redemption at end of period)	205	633	1,088	2,348
Class I (with or without redemption at end of period)	83	300	535	1,207
Class IS (with or without redemption at end of period)	73	249	441	994

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class FI and R1 shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	“Other expenses” have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights contained in this Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
			Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Legg Mason BW Diversified Large Cap Value Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1],[2]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[4]	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	[5]	rr_ExpensesOverAssets	1.37%
Fees waived and/or expenses reimbursed	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.16%
1 year		rr_ExpenseExampleYear01	$ 686
3 years		rr_ExpenseExampleYear03	964
5 years		rr_ExpenseExampleYear05	1,263
10 years		rr_ExpenseExampleYear10	2,109
1 year		rr_ExpenseExampleNoRedemptionYear01	686
3 years		rr_ExpenseExampleNoRedemptionYear03	964
5 years		rr_ExpenseExampleNoRedemptionYear05	1,263
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,109
Legg Mason BW Diversified Large Cap Value Fund | Class A2
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1],[2]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[4]	rr_OtherExpensesOverAssets	0.60%
Total annual fund operating expenses	[5]	rr_ExpensesOverAssets	1.60%
Fees waived and/or expenses reimbursed	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.36%
1 year		rr_ExpenseExampleYear01	$ 706
3 years		rr_ExpenseExampleYear03	1,029
5 years		rr_ExpenseExampleYear05	1,375
10 years		rr_ExpenseExampleYear10	2,348
1 year		rr_ExpenseExampleNoRedemptionYear01	706
3 years		rr_ExpenseExampleNoRedemptionYear03	1,029
5 years		rr_ExpenseExampleNoRedemptionYear05	1,375
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,348
Legg Mason BW Diversified Large Cap Value Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[4]	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	[5]	rr_ExpensesOverAssets	2.14%
Fees waived and/or expenses reimbursed	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.91%
1 year		rr_ExpenseExampleYear01	$ 294
3 years		rr_ExpenseExampleYear03	648
5 years		rr_ExpenseExampleYear05	1,129
10 years		rr_ExpenseExampleYear10	2,455
1 year		rr_ExpenseExampleNoRedemptionYear01	194
3 years		rr_ExpenseExampleNoRedemptionYear03	648
5 years		rr_ExpenseExampleNoRedemptionYear05	1,129
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,455
Legg Mason BW Diversified Large Cap Value Fund | Class FI
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[4],[7]	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	[5]	rr_ExpensesOverAssets	1.27%
Fees waived and/or expenses reimbursed	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.16%
1 year		rr_ExpenseExampleYear01	$ 118
3 years		rr_ExpenseExampleYear03	391
5 years		rr_ExpenseExampleYear05	686
10 years		rr_ExpenseExampleYear10	1,524
1 year		rr_ExpenseExampleNoRedemptionYear01	118
3 years		rr_ExpenseExampleNoRedemptionYear03	391
5 years		rr_ExpenseExampleNoRedemptionYear05	686
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,524
Legg Mason BW Diversified Large Cap Value Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[4]	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	[5]	rr_ExpensesOverAssets	1.51%
Fees waived and/or expenses reimbursed	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.41%
1 year		rr_ExpenseExampleYear01	$ 144
3 years		rr_ExpenseExampleYear03	468
5 years		rr_ExpenseExampleYear05	814
10 years		rr_ExpenseExampleYear10	1,793
1 year		rr_ExpenseExampleNoRedemptionYear01	144
3 years		rr_ExpenseExampleNoRedemptionYear03	468
5 years		rr_ExpenseExampleNoRedemptionYear05	814
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,793
Legg Mason BW Diversified Large Cap Value Fund | Class R1
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[4],[7]	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	[5]	rr_ExpensesOverAssets	2.02%
Fees waived and/or expenses reimbursed	[6]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	2.02%
1 year		rr_ExpenseExampleYear01	$ 205
3 years		rr_ExpenseExampleYear03	633
5 years		rr_ExpenseExampleYear05	1,088
10 years		rr_ExpenseExampleYear10	2,348
1 year		rr_ExpenseExampleNoRedemptionYear01	205
3 years		rr_ExpenseExampleNoRedemptionYear03	633
5 years		rr_ExpenseExampleNoRedemptionYear05	1,088
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,348
Legg Mason BW Diversified Large Cap Value Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[4]	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	[5]	rr_ExpensesOverAssets	1.00%
Fees waived and/or expenses reimbursed	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	0.81%
1 year		rr_ExpenseExampleYear01	$ 83
3 years		rr_ExpenseExampleYear03	300
5 years		rr_ExpenseExampleYear05	535
10 years		rr_ExpenseExampleYear10	1,207
1 year		rr_ExpenseExampleNoRedemptionYear01	83
3 years		rr_ExpenseExampleNoRedemptionYear03	300
5 years		rr_ExpenseExampleNoRedemptionYear05	535
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,207
Legg Mason BW Diversified Large Cap Value Fund | Class IS
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[4],[8]	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	[5]	rr_ExpensesOverAssets	0.81%
Fees waived and/or expenses reimbursed	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	0.71%
1 year		rr_ExpenseExampleYear01	$ 73
3 years		rr_ExpenseExampleYear03	249
5 years		rr_ExpenseExampleYear05	441
10 years		rr_ExpenseExampleYear10	994
1 year		rr_ExpenseExampleNoRedemptionYear01	73
3 years		rr_ExpenseExampleNoRedemptionYear03	249
5 years		rr_ExpenseExampleNoRedemptionYear05	441
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 994

[1]	Maximum deferred sales charge (load) may be reduced over time.
[2]	You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[4]	"Other expenses" have been restated to reflect current fees.
[5]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights contained in this Prospectus and in the fund's shareholder reports, which reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[6]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.15%, 1.35%, 1.90%, 1.15%, 1.40%, 2.05%, 0.80% and 0.70% for Class A, A2, C, FI, R, R1, I and IS shares, respectively, subject to recapture as described below. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for each class as a result of acquired fund fees and expenses. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees' ("Board") consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. For the year ended September 30, 2014, amount recaptured totaled 0.01% for Class IS shares and this amount is excluded from other expenses.
[7]	"Other expenses" for Class FI and R1 shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.
[8]	"Other expenses" for Class IS shares have been restated to exclude fees recaptured pursuant to the fund's expense limitation arrangements.